PROPERTY, PLANT AND EQUIPMENT - Summary of Movement (Details) € in Millions	6 Months Ended
Jun. 29, 2018 EUR (€)
Property, plant and equipment [abstract]
Property, plant and equipment beginning of period	€ 3,837
Additions	189
Depreciation expense	(229)
Transfers and reclassifications	(2)
Currency translation adjustments	(2)
Property, plant and equipment end of period	€ 3,793